CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 1,432	$ 1,096
Accounts receivable	5,782	6,213
Inventories	5,461	5,012
Deferred taxes and other current assets	2,308	2,132
Total current assets	14,983	14,453
Long-term investments and receivables	1,208	991
Deferred taxes, deferred charges and other assets	148	142
Property, plant and equipment, net	6,281	5,947
Identifiable intangible assets, net	8,295	10,316
Goodwill	18,665	18,293
Total assets	49,580	50,142
Current liabilities:
Short-term debt and current maturities of long term liabilities	571	3,749
Convertible senior debentures-short term	531	531
Sales reserves and allowances	4,823	4,428
Accounts payable and accruals	3,143	3,572
Other current liabilities	1,557	1,396
Total current liabilities	10,625	13,676
Long-term liabilities:
Deferred income taxes	1,914	2,610
Other taxes and long term payables	1,281	1,277
Senior notes and loans	12,688	10,236
Total long term liabilities	15,883	14,123
Total liabilities	26,508	27,799
Teva shareholders' equity:
Ordinary shares	50	50
Additional paid-in capital	13,460	13,374
Retained earnings	12,250	11,284
Accumulated other comprehensive loss	(233)	(589)
Treasury shares	(2,593)	(1,924)
Stockholders' equity attributable to Teva shareholders	22,934	22,195
Non-controlling interests	138	148
Total equity	23,072	22,343
Total liabilities and equity	$ 49,580	$ 50,142